Leases (Schedule Of Rent Expense For Facilities And Equipment) (Details) (USD $) In Millions	12 Months Ended
	Jan. 31, 2011	Jan. 31, 2010	Jan. 31, 2009
Leases
Gross rental expense	$ 174	$ 156	$ 141
Less lease and sublease income	(23)	(15)	(12)
Net rental expense	$ 151	$ 141	$ 129